INVESTMENTS IN REAL ESTATE SECURITIES - Holdings in an Unrealized Loss Position (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Securities		Dec. 31, 2012 Securities
Outstanding face amount	$ 2,186,996	[1]
Other Than Temporary Impairment	(2,071)		0
Amortized cost basis	1,969,975
Weighted average rating	BBB+	[2]
Weighted average coupon	2.28%
Weighted average yield	2.66%
Weighted average life (years)	5 years 8 months 12 days	[3]
Securities in an Unrealized Loss Position Less than Twelve Months
Outstanding face amount	878,993		15,747
Before Impairment - Amortized Cost Basis	827,517
Other Than Temporary Impairment	(1,470)	[4]
Amortized cost basis	826,047		9,945
Gross unrealized losses - less than twelve months	(7,542)		(330)
Carrying value - less than twelve months			9,615
Total fair value	818,505
Number of securities, less than twelve months	78		4
Weighted average rating	A-	[5]	CC
Weighted average coupon	2.54%		1.46%
Weighted average yield	2.07%		5.91%
Weighted average life (years)	5 years 6 months		7 years 2 months 12 days
Securities in an Unrealized Loss Position Greater than Twelve Months
Outstanding face amount	48,078
Before Impairment - Amortized Cost Basis	51,930
Other Than Temporary Impairment	(601)	[4]
Amortized cost basis	51,329
Gross unrealized losses - twelve months or more	(296)
Total fair value	51,033
Number of securities, greater than twelve months	7
Weighted average rating	AAA	[5]
Weighted average coupon	3.36%
Weighted average yield	1.28%
Weighted average life (years)	3 years 3 months 18 days
Securities in a Loss Position
Outstanding face amount	927,071		15,747
Before Impairment - Amortized Cost Basis	879,447
Other Than Temporary Impairment	(2,071)	[4]
Amortized cost basis	877,376		9,945
Total gross unrealized losses	(7,838)		(330)
Carrying value - less than twelve months			9,615
Total fair value	$ 869,538
Number of securities	85		4
Weighted average rating	A-	[5]	CC
Weighted average coupon	2.58%		1.46%
Weighted average yield	2.03%		5.91%
Weighted average life (years)	5 years 4 months 24 days		7 years 2 months 12 days

[1]	The total outstanding face amount was $6.6 million for fixed rate securities and $2.2 billion for floating rate securities.
[2]	Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. This excludes the ratings of two non-agency bonds with a face amount of $6.3 million for which New Residential was unable to obtain rating information. For each security rated by multiple rating agencies, the lowest rating is used. New Residential used an implied AAA rating for the Agency ARM RMBS. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[3]	The weighted average life is based on the timing of expected principal reduction on the assets.
[4]	This amount represents other-than-temporary impairment recorded on securities that are in an unrealized loss position as of December 31, 2013.
[5]	The rating of securities in an unrealized loss position for less than twelve months excludes the rating of one bond for which New Residential was unable to obtain rating information.